SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
SHORT-TERM INVESTMENTS
Schedule of Short-Term Investments
	As of December 31,
	2012	2013
	RMB	RMB

Available-for-sale investments	15,575	7,127
Equity method investment	8,000	—

	23,575	7,127

Schedule of Unrealized Gains and Losses

	As of December 31,
	2012				2013
			Accumulated	Net			Accumulated	Net
		Exchange	unrealized	carrying		Exchange	unrealized	carrying
	Cost	difference	(loss) gains	amount	Cost	difference	(loss) gains	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Available-for-sale
Corporate Bonds	15,939	(1,483)	1,119	15,575	8,627	(1.674)	174	7,127

Total	15,939	(1,483)	1,119	15,575	8,627	(1, 674)	174	7,127